CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
SCHEDULE OF CASH AND CASH EQUIVALENTS AND MARKETABLE SECURITIES

The following table sets forth our cash, cash equivalents and marketable securities as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Cash and cash equivalents:
Cash	$1,195	$13,493
U.S. treasury securities	1,247	-
Total cash and cash equivalents	$2,442	$13,493

Marketable securities:
Money market mutual funds	$1,999	$1,999
U.S. treasury securities	3,761	-
Total marketable securities	$5,760	$1,999

Total cash and cash equivalents and marketable securities	$8,202	$15,492